SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Less: accumulated depreciation	$ (378,472)	$ (419,057)
Plant and equipment, net	879,345	124,503
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, gross	399,979	443,076
Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, gross	106,098	100,484
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, gross	$ 751,740